UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

213 Foxcroft Road
Broomall, PA 19008

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

215-882-9983

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
June 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Activities Related to Credit Intermediation - 2.5%
147,805	The Western Union Co.	$3,004,876
Alumina and Aluminum Production and Processing - 2.4%
61,930	Alcoa Corp. (a)	2,903,278
Animal Slaughtering and Processing - 2.7%
30,869	Sanderson Farms, Inc.	3,245,875
Automotive Parts, Accessories, and Tire Stores - 2.6%
4,655	AutoZone, Inc. (a)	3,123,179
Business Support Services - 2.8%
14,164	Alliance Data Systems Corp.	3,303,045
Chemical and Allied Products Merchant Wholesalers - 2.5%
25,622	Acuity Brands, Inc.	2,968,821
Clothing Stores - 2.6%
97,684	The Gap, Inc.	3,163,985
Communications Equipment Manufacturing - 2.5%
37,388	InterDigital, Inc.	3,024,689
Computer and Peripheral Equipment Manufacturing - 4.8%
130,083	HP, Inc.	2,951,583
35,540	Western Digital Corp.	2,751,151
		5,702,734
Department Stores - 4.9%
40,807	Kohl's Corp.	2,974,830
76,396	Macy's, Inc.	2,859,502
		5,834,332
Electronics and Appliance Stores - 2.7%
42,664	Best Buy Co., Inc.	3,181,881
Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.4%
21,570	Cummins, Inc.	2,868,810
Home Furnishings Stores - 2.6%
50,663	Williams-Sonoma, Inc.	3,109,695
Insurance Carriers - 7.9%
17,855	Cigna Corp.	3,034,457
10,373	Humana, Inc.	3,087,316
13,387	WellCare Health Plans, Inc. (a)	3,296,415
		9,418,188
Jewelry, Luggage, and Leather Goods Stores - 2.8%
60,994	Signet Jewelers Ltd. (b)	3,400,416
Metal Ore Mining - 2.5%
172,254	Freeport-McMoRan, Inc.	2,973,104
Motor Vehicle Body and Trailer Manufacturing - 4.8%
132,694	Dana Holding Corp.	2,679,092
31,990	Thor Industries, Inc.	3,115,506
		5,794,598

Motor Vehicle Manufacturing - 4.8%
69,912	General Motors Co.	2,754,533
47,488	PACCAR, Inc.	2,942,357
		5,696,890
Motor Vehicle Parts Manufacturing - 7.0%
72,527	Allison Transmission Holdings, Inc.	2,936,618
60,636	BorgWarner, Inc.	2,617,050
15,236	Lear Corp.	2,831,001
		8,384,669
Other Telecommunications - 2.7%
63,611	Verizon Communications, Inc.	3,200,269
Pharmaceutical and Medicine Manufacturing - 2.6%
43,620	Gilead Sciences, Inc.	3,090,041
Printing and Related Support Activities - 2.5%
45,229	Deluxe Corp.	2,994,612
Radio and Television Broadcasting - 2.8%
60,639	CBS Corp.	3,409,125
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 4.7%
95,161	Huntsman Corp.	2,778,701
26,453	LyondellBasell Industries NV (b)	2,905,862
		5,684,563
Scientific Research and Development Services - 2.5%
10,225	Biogen, Inc. (a)	2,967,704
Semiconductor and Other Electronic Component Manufacturing - 7.0%
81,153	Cirrus Logic, Inc. (a)	3,110,595
15,093	Lam Research Corp.	2,608,825
51,477	Micron Technology, Inc. (a)	2,699,454
		8,418,874
Shoe Stores - 2.4%
53,496	Foot Locker, Inc.	2,816,564
Sporting Goods, Hobby, and Musical Instrument Stores - 2.4%
81,953	Dicks Sporting Goods, Inc.	2,888,843
Traveler Accommodation - 2.3%
62,261	Wyndham Destinations, Inc.	2,756,295
	TOTAL COMMON STOCKS (Cost $118,352,602)	$119,329,955

	TOTAL INVESTMENTS - 99.7% (Cost $118,352,602)	$119,329,955
	Other Assets in Excess of Liabilities - 0.3%	398,685
	TOTAL NET ASSETS - 100.0%	$119,728,640

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Foreign Issue Security.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
June 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 98.9%
Australia - 14.1%
1,811,994	Beach Energy Ltd.	$2,353,396
225,362	Crown Resorts Ltd.	2,251,519
623,310	Fortescue Metals Group Ltd.	2,025,022
299,864	OZ Minerals Ltd.	2,090,433
36,879	Rio Tinto Ltd.	2,277,270
636,187	Whitehaven Coal Ltd.	2,721,283
		13,718,923
France - 1.8%
21,001	Renault SA	1,786,155
Germany - 10.3%
205,944	CECONOMY AG	1,716,701
24,676	Covestro AG	2,202,170
74,507	Deutsche Lufthansa AG	1,792,393
93,150	RWE AG	2,123,943
70,552	Uniper SE	2,104,259
		9,939,466
Italy - 4.4%
113,440	Eni SpA	2,107,154
904,761	Saras SpA	2,193,462
		4,300,616
Japan - 48.9%
95,800	Alps Electric Co Ltd.	2,462,600
54,800	Bridgestone Corp.	2,144,681
300,000	Citizen Watch Co Ltd.	1,972,633
366,000	Fujitsu Ltd.	2,220,827
142,300	Haseko Corp.	1,967,767
287,000	Hitachi Ltd.	2,026,096
239,000	Kajima Corp.	1,852,161
84,400	KDDI Corp.	2,310,585
130,000	KINDEN Corp.	2,125,276
168,300	Mazda Motor Corp.	2,067,362
81,300	NGK Spark Plug Co Ltd.	2,320,444
200,500	NHK Spring Co Ltd.	1,890,638
217,700	Nissan Motor Co Ltd.	2,119,682
198,400	Obayashi Corp.	2,066,163
233,900	Shimizu Corp.	2,427,414
155,300	Showa Shell Sekiyu KK	2,318,664
46,900	Sony Corp.	2,399,328
42,100	Suzuki Motor Corp.	2,326,404
41,600	Taisei Corp.	2,295,768
843,000	Toshiba Corp. (a)	2,535,510
127,600	TOSOH CORP.	1,978,857
41,000	Ulvac, Inc.	1,570,158
		47,399,018

Norway - 2.4%
86,491	Equinor ASA	2,298,115
Sweden - 2.1%
62,092	Boliden AB (a)	2,014,563
United Kingdom - 14.9%
94,598	Anglo American Plc	2,115,883
294,827	Barratt Developments PLC	2,005,409
40,592	Berkeley Group Holdings Plc	2,027,671
222,689	Inchcape Plc	2,293,839
243,671	International Consolidated Airlines Group SA	2,135,321
264,806	Redrow PLC	1,862,714
857,941	Taylor Wimpey PLC	2,025,625
		14,466,462
	TOTAL COMMON STOCKS (Cost $97,403,617)	$95,923,318

	TOTAL INVESTMENTS (Cost $97,403,617) - 98.9%	$95,923,318
	Other Assets in Excess of Liabilities - 1.1%	1,072,177
	TOTAL NET ASSETS - 100.0%	$96,995,495

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
June 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
Aerospace Product and Parts Manufacturing - 1.9%
4,422	The Boeing Co.	$1,483,625
Agriculture, Construction, and Mining Machinery Manufacturing - 2.0%
24,840	Novanta, Inc. (a)(b)	1,547,532
Apparel, Piece Goods, and Notions Merchant Wholesalers - 1.9%
11,546	Ralph Lauren Corp.	1,451,563
Automotive Equipment Rental and Leasing - 1.6%
38,550	Avis Budget Group, Inc. (a)	1,252,875
Basic Chemical Manufacturing - 1.9%
13,209	Westlake Chemical Corp.	1,421,685
Business Support Services - 2.0%
24,917	Atlassian Corp Plc (a)(b)	1,557,811
Coal Mining - 2.2%
37,316	Peabody Energy Corp.	1,697,132
Computer and Peripheral Equipment Manufacturing - 4.3%
6,096	Arista Networks, Inc. (a)	1,569,659
27,410	Square, Inc. (a)	1,689,552
		3,259,211
Cut and Sew Apparel Manufacturing - 2.0%
23,030	Michael Kors Holdings Ltd. (a)(b)	1,533,798
Data Processing, Hosting, and Related Services - 4.2%
38,397	Match Group, Inc. (a)	1,487,500
8,961	WEX, Inc. (a)	1,706,891
		3,194,391
Department Stores - 2.2%
23,560	Kohl's Corp.	1,717,524
Depository Credit Intermediation - 4.0%
38,409	BofI Holding, Inc. (a)	1,571,312
60,355	TCF Financial Corp.	1,485,940
		3,057,252
Employment Services - 2.1%
29,276	TriNet Group, Inc. (a)	1,637,699
Freight Transportation Arrangement - 1.9%
14,545	XPO Logistics, Inc. (a)	1,457,118
Gasoline Stations - 1.9%
29,094	Delek US Holdings, Inc.	1,459,646
General Freight Trucking - 2.0%
10,124	Old Dominion Freight Line, Inc.	1,508,071
Management, Scientific, and Technical Consulting Services - 4.0%
16,868	2U, Inc. (a)	1,409,490
17,260	Insperity, Inc.	1,644,015
		3,053,505

Medical Equipment and Supplies Manufacturing - 9.9%
4,006	ABIOMED, Inc. (a)	1,638,654
4,801	Align Technology, Inc. (a)	1,642,614
12,251	Cantel Medical Corp.	1,205,009
10,410	The Estee Lauder Cos Inc.	1,485,403
8,903	Inogen, Inc. (a)	1,658,896
		7,630,576
Motion Picture and Video Industries - 2.5%
26,452	World Wrestling Entertainment, Inc.	1,926,235
Motor Vehicle Parts Manufacturing - 1.9%
12,192	Curtiss-Wright Corp.	1,451,092
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.9%
10,334	Harris Corp.	1,493,676
Nondepository Credit Intermediation - 3.8%
22,046	Green Dot Corp. (a)	1,617,956
6,036	LendingTree, Inc. (a)	1,290,497
		2,908,453
Other Financial Investment Activities - 2.0%
26,372	Moelis & Co.	1,546,718
Other Miscellaneous Store Retailers - 2.1%
6,237	Stamps.com, Inc. (a)	1,578,273
Other Personal Services - 2.6%
19,794	Weight Watchers International, Inc. (a)	2,001,173
Other Professional, Scientific, and Technical Services - 2.0%
8,859	ServiceNow, Inc. (a)	1,527,912
Petroleum and Coal Products Manufacturing - 5.6%
20,927	Hollyfrontier Corp.	1,432,035
34,493	PBF Energy, Inc.	1,446,291
13,092	Valero Energy Corp.	1,450,986
		4,329,312
Pharmaceutical and Medicine Manufacturing - 4.2%
20,113	Nektar Therapeutics (a)	982,118
16,835	Sarepta Therapeutics, Inc. (a)	2,225,250
		3,207,368
Plastics Product Manufacturing - 2.0%
12,962	Proto Labs, Inc. (a)	1,541,830
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 4.0%
15,753	New Relic, Inc. (a)	1,584,594
15,037	Paycom Software, Inc. (a)	1,486,107
		3,070,701
Securities and Commodity Contracts Intermediation and Brokerage - 3.7%
25,039	E*TRADE Financial Corp. (a)	1,531,385
20,928	Interactive Brokers Group, Inc.	1,347,973
		2,879,358

Semiconductor and Other Electronic Component Manufacturing - 3.5%
6,278	IPG Photonics Corp. (a)	1,385,115
24,856	Micron Technology, Inc. (a)	1,303,449
		2,688,564
Software Publishers - 6.1%
13,169	HubSpot, Inc. (a)	1,651,393
20,455	Qualys, Inc. (a)	1,724,356
9,563	Red Hat, Inc. (a)	1,284,980
		4,660,729
	TOTAL COMMON STOCKS (Cost $74,098,009)	$76,732,408

	TOTAL INVESTMENTS (Cost $74,098,009) - 99.9%	$76,732,408
	Other Assets in Excess of Liabilities - 0.1%	80,996
	TOTAL NET ASSETS - 100.0%	$76,813,404

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Foreign Issue Security.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
June 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 99.6%
Australia - 7.1%
1,260,568	Beach Energy Ltd.	$1,637,211
113,509	BlueScope Steel Ltd.	1,449,880
378,989	Whitehaven Coal Ltd.	1,621,121
		4,708,212
Cayman Islands - 1.8%
1,204,158	China Resources Cement Holdings Ltd.	1,220,182
Denmark - 2.2%
33,479	Topdanmark A/S	1,466,161
Finland - 2.2%
74,488	Stora Enso OYJ	1,457,905
France - 6.1%
8,932	Eramet	1,175,551
18,447	Faurecia SA	1,316,673
2,678	Kering SA	1,512,397
		4,004,621
Germany - 8.6%
13,428	GRENKE AG	1,534,409
9,203	Siltronic AG	1,317,079
10,115	Wacker Chemie AG	1,324,751
9,710	Wirecard AG	1,564,263
		5,740,502
Hong Kong - 13.0%
344,942	China Gas Holdings Ltd.	1,387,137
2,704,104	China Jinmao Holdings Group Ltd.	1,357,980
325,949	China Resources Beer Holdings Co Ltd.	1,582,882
182,773	Galaxy Entertainment Group Ltd.	1,415,247
1,346,760	SSY Group Ltd.	1,495,141
1,780,380	Zhongyu Gas Holdings Ltd.	1,454,603
		8,692,990
Italy - 2.4%
74,576	ERG SpA	1,631,195
Japan - 40.4%
27,900	Ci:z Holdings Co Ltd.	1,328,031
29,600	Daifuku Co Ltd.	1,297,999
15,000	GMO Payment Gateway, Inc.	1,731,473
329,100	Ichigo, Inc.	1,545,698
80,900	ITOCHU Corp.	1,466,890
7,500	Kose Corp.	1,616,990
48,800	Nihon M&A Center Inc.	1,417,080
21,200	Noevir Holdings Co Ltd.	1,529,946
25,600	Open House Co Ltd.	1,516,831
15,300	Japan Oriental Land Co Ltd.	1,606,490
35,300	Pola Orbis Holdings, Inc.	1,554,329
166,900	Rengo Co Ltd.	1,469,787
35,100	Showa Denko KK	1,559,789
38,900	Sumitomo Metal Mining Co Ltd.	1,489,032
16,900	Sysmex Corp.	1,578,341
24,300	TechnoPro Holdings, Inc.	1,494,676
74,500	Tokai Carbon Co Ltd.	1,339,742
39,100	Yaskawa Electric Corp.	1,382,618
		26,925,742

Norway - 7.1%
42,091	Aker BP ASA	1,554,571
35,461	Salmar ASA	1,488,218
46,047	TGS NOPEC Geophysical Co ASA	1,696,157
		4,738,946
Sweden - 4.3%
17,624	Nolato AB	1,422,631
135,792	Svenska Cellulosa AB SCA	1,475,455
		2,898,086
United Kingdom - 4.4%
63,178	Anglo American Plc	1,413,109
71,689	Plus500 Ltd.	1,527,975
		2,941,084
	TOTAL COMMON STOCKS (Cost $67,178,871)	$66,425,626

	TOTAL INVESTMENTS (Cost $67,178,871) - 99.6%	$66,425,626
	Other Assets in Excess of Liabilities - 0.4%	266,731
	TOTAL NET ASSETS - 100.0%	$66,692,357

Percentages are stated as a percent of net assets.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
June 30, 2018 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 100.0%
917,753	Alpha Architect U.S. Quantitative Value ETF (a)(b)	$28,532,941
910,487	Alpha Architect International Quantitative Value ETF (a)(b)	28,033,894
1,107,710	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)	33,995,620
1,037,203	Alpha Architect International Quantitative Momentum ETF (a)(b)	30,047,771
	TOTAL INVESTMENT COMPANIES (Cost $117,017,238)	120,610,226

	TOTAL INVESTMENTS - 100.0% (Cost $117,017,238)	$120,610,226
	TOTAL SECURITIES SOLD SHORT - 0.0% (Proceeds $66)	$(67)
	Other Assets in Excess of Liabilities - 0.0%	21,749
	TOTAL NET ASSETS - 100.0%	$120,631,908

Percentages are stated as a percent of net assets.

(a) Affiliated Fund.
(b) All or a portion of these securities have been segregated as collateral for broker agreements. Total value of securities segregated amounted to $64,173,558.

Schedule of Securities Sold Short
June 30, 2018 (Unaudited)

INVESTMENT COMPANIES - 0.0%
1	ISHARES TR MSCI EAFE ETF	$67
	TOTAL INVESTMENT COMPANIES (Proceeds $66)	67
	TOTAL SECURITIES SOLD SHORT - 0.0% (Proceeds $66)	$67

Affiliated Underlying Funds

Information regarding the Fund's purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds for the period ended June 30, 2018 is as follows:

	Value, beginning of period	Purchases	Proceeds from Sales	Net Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend Income	Capital Gain Distributions

Alpha Architect U.S. Quantitative Value ETF	$ 9,334,889	$ 19,209,608	$ (1,550,170)	$ (72,801)	$ 1,611,415	$ 28,532,941	$ 177,443	$ -
Alpha Architect International Quantitative Value ETF	10,194,048	19,835,572	(349,496)	42,015	(1,688,245)	28,033,894	512,347	-
Alpha Architect U.S. Quantitative Momentum ETF	9,620,501	22,787,853	(346,272)	53,393	1,880,145	33,995,620	-	-
Alpha Architect International Quantitative Momentum ETF	11,376,649	22,177,442	(2,605,565)	(140,853)	(759,902)	30,047,771	188,630	-
	$ 40,526,087	$ 84,010,475	$ (4,851,503)	$ (118,246)	$ 1,043,413	$ 120,610,226	$ 878,420	$ -

	Shares, beginning of period	# of Shares Purchased	# of Shares Sold	Shares, end of period

Alpha Architect U.S. Quantitative Value ETF	343,829	626,193	(52,269)	917,753
Alpha Architect International Quantitative Value ETF	318,068	603,013	(10,594)	910,487
Alpha Architect U.S. Quantitative Momentum ETF	353,976	765,524	(11,790)	1,107,710
Alpha Architect International Quantitative Momentum ETF	399,975	725,563	(88,335)	1,037,203

The unaudited cost basis of investments for federal income tax purposes at June 30, 2018 (unaudited) was as follows*:

	Alpha Architect	Alpha Architect
	U.S. Quantitative	International Quantitative
	Value ETF	Value ETF
Cost of investments	$118,352,602	$97,403,617
Gross unrealized appreciation	$6,838,672	$3,969,570
Gross unrealized depreciation	$(5,861,319)	$(5,449,869)
Net unrealized appreciation/(depreciation)	$977,353	$(1,480,299)

	Alpha Architect	Alpha Architect
	U.S. Quantitative	International Quantitative
	Momentum ETF	Momentum ETF
Cost of investments	$74,098,009	$67,178,871
Gross unrealized appreciation	$6,746,343	$3,230,308
Gross unrealized depreciation	$(4,111,945)	$(3,983,553)
Net unrealized appreciation/(depreciation)	$2,634,398	$(753,245)

	Alpha Architect
	Value Momentum
	Trend ETF
Cost of investments	$117,017,172
Gross unrealized appreciation	$4,642,668
Gross unrealized depreciation	$(1,049,680)
Net unrealized appreciation/(depreciation)	$3,592,988

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of June 30, 2018:

	Alpha Architect U.S. Quantitative Value ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$119,329,955	$-	$-	$119,329,955
Total Investments in Securites	$119,329,955	$-	$-	$119,329,955

	Alpha Architect International Quantitative Value ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$95,923,318	$-	$-	$95,923,318
Total Investments in Securites	$95,923,318	$-	$-	$95,923,318

	Alpha Architect U.S. Quantitative Momentum ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$76,732,408	$-	$-	$76,732,408
Total Investments in Securites	$76,732,408	$-	$-	$76,732,408

	Alpha Architect International Quantitative Momentum ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$66,425,626	$-	$-	$66,425,626
Total Investments in Securites	$66,425,626	$-	$-	$66,425,626

	Alpha Architect Value Momentum Trend ETF
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity*	$120,610,159	$-	$-	$120,610,159
Total Investments in Securites	$120,610,159	$-	$-	$120,610,159

* For further detail on each asset class, see the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpha Architect ETF Trust

By (Signature and Title)  /s/ Wesley R. Gray
                                            Wesley R. Gray, Principal Executive Officer, President

Date   August 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Wesley R. Gray
                                            Wesley R. Gray, Principal Executive Officer, President

Date   August 10, 2018

By (Signature and Title)  /s/ John R. Vogel
                                            John R. Vogel, Principal Financial Officer, Treasurer

Date   August 10, 2018